Business segment information - Information by business segment (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)
Business segment information
Number of business segments | segment				4
Sales	$ 47,049	$ 43,737	$ 25,730	$ 90,786	$ 69,600
Excise taxes	(5,416)	(5,104)	(4,168)	(10,520)	(9,461)
Revenues from sales	41,633	38,633	21,562	80,266	60,139
Operating expenses	(33,559)		(18,460)	(64,004)	(53,612)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,121)	(3,325)	(11,593)	(6,446)	(15,228)
Operating income	4,953		(8,491)	9,816	(8,701)
Net income (loss) from equity affiliates and other items	(621)		65	(62)	964
Tax on net operating income	(1,692)		435	(3,391)	320
Net operating income	2,640		(7,991)	6,363	(7,417)
Net cost of net debt	(341)		(431)	(652)	(1,003)
Non-controlling interests	(93)	(68)	53	(161)	85
Net income - TotalEnergies share	2,206	3,344	(8,369)	5,550	(8,335)
Total expenditures	3,532	4,836	3,278	8,368	7,659
Total divestments	428	652	350	1,080	957
Cash flow from operating activities	7,551	$ 5,598	3,479	13,149	4,778
Intercompany
Business segment information
Sales	(15,115)		(6,492)	(28,132)	(18,862)
Revenues from sales	(15,115)		(6,492)	(28,132)	(18,862)
Operating expenses	15,115		6,492	28,132	18,862
Exploration & Production
Business segment information
Sales	1,743		992	3,257	2,574
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,134)		(9,667)	(4,317)	(12,311)
Operating income	3,180		(7,983)	6,021	(7,124)
Net income (loss) from equity affiliates and other items	(1,243)		17	(973)	440
Tax on net operating income	(1,195)		398	(2,375)	(56)
Net operating income	742		(7,568)	2,673	(6,740)
Total expenditures	1,830		1,606	3,195	3,265
Total divestments	63		204	374	325
Cash flow from operating activities	4,835		910	8,571	4,833
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	9,598		4,089	17,690	11,235
Operating expenses	(4,284)		(2,405)	(7,352)	(6,048)
Exploration & Production | Intercompany
Business segment information
Sales	(7,855)		(3,097)	(14,433)	(8,661)
Integrated Gas, Renewables and Power
Business segment information
Sales	5,086		3,313	10,588	8,403
Depreciation, depletion and impairment of tangible assets and mineral interests	(291)		(1,282)	(762)	(1,616)
Operating income	436		(1,074)	1,060	(716)
Net income (loss) from equity affiliates and other items	419		21	682	420
Tax on net operating income	(56)		322	(157)	330
Net operating income	799		(731)	1,585	34
Total expenditures	1,167		1,170	4,187	3,461
Total divestments	310		89	452	433
Cash flow from operating activities	567		1,389	1,347	900
Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	5,830		3,614	12,143	9,298
Operating expenses	(5,103)		(3,406)	(10,321)	(8,398)
Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(744)		(301)	(1,555)	(895)
Refining & Chemicals
Business segment information
Sales	20,853		9,433	40,054	27,956
Excise taxes	(225)		(469)	(630)	(1,119)
Depreciation, depletion and impairment of tangible assets and mineral interests	(396)		(393)	(787)	(788)
Operating income	955		632	1,948	(636)
Net income (loss) from equity affiliates and other items	123		(35)	211	(92)
Tax on net operating income	(281)		(132)	(561)	203
Net operating income	797		465	1,598	(525)
Total expenditures	291		307	578	533
Total divestments	13		22	129	101
Cash flow from operating activities	2,232		1,080	3,228	(103)
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	26,997		11,920	51,314	35,888
Operating expenses	(25,646)		(10,895)	(48,579)	(35,736)
Refining & Chemicals | Intercompany
Business segment information
Sales	(6,369)		(2,956)	(11,890)	(9,051)
Marketing & Services
Business segment information
Sales	19,367		11,986	36,880	30,661
Excise taxes	(5,191)		(3,699)	(9,890)	(8,342)
Depreciation, depletion and impairment of tangible assets and mineral interests	(271)		(229)	(526)	(473)
Operating income	579		234	1,140	312
Net income (loss) from equity affiliates and other items	57		22	23	32
Tax on net operating income	(176)		(127)	(352)	(159)
Net operating income	460		129	811	185
Total expenditures	222		174	360	334
Total divestments	36		26	107	72
Cash flow from operating activities	437		819	1,102	420
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	14,284		8,394	27,176	22,515
Operating expenses	(13,434)		(7,931)	(25,510)	(21,730)
Marketing & Services | Intercompany
Business segment information
Sales	(108)		(107)	(186)	(196)
Corporate
Business segment information
Sales			6	7	6
Depreciation, depletion and impairment of tangible assets and mineral interests	(29)		(22)	(54)	(40)
Operating income	(197)		(300)	(353)	(537)
Net income (loss) from equity affiliates and other items	23		40	(5)	164
Tax on net operating income	16		(26)	54	2
Net operating income	(158)		(286)	(304)	(371)
Total expenditures	22		21	48	66
Total divestments	6		9	18	26
Cash flow from operating activities	(520)		(719)	(1,099)	(1,272)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	39		37	75	65
Operating expenses	(207)		(315)	(374)	(562)
Corporate | Intercompany
Business segment information
Sales	(39)		(31)	(68)	(59)
Adjustments
Business segment information
Sales	(9)		(18)	(44)	(16)
Revenues from sales	(9)		(18)	(44)	(16)
Operating expenses	380		(305)	1,259	(2,424)
Depreciation, depletion and impairment of tangible assets and mineral interests	(16)		(8,291)	(161)	(8,291)
Operating income	355		(8,614)	1,054	(10,731)
Net income (loss) from equity affiliates and other items	(1,491)		(342)	(1,655)	(497)
Tax on net operating income	(120)		406	(311)	982
Net operating income	(1,256)		(8,550)	(912)	(10,246)
Net cost of net debt	4		33	10	(68)
Non-controlling interests	(5)		22	(14)	72
Net income - TotalEnergies share	(1,257)		(8,495)	(916)	(10,242)
Adjustments | Exploration & Production
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests			(7,338)		(7,338)
Operating income	(23)		(7,365)	(23)	(7,375)
Net income (loss) from equity affiliates and other items	(1,436)		(57)	(1,482)	71
Tax on net operating income	(12)		63	(10)	70
Net operating income	(1,471)		(7,359)	(1,515)	(7,234)
Net income - TotalEnergies share	(1,467)		(7,349)	(1,505)	(7,224)
Adjustments | Exploration & Production | Business segments and Corporate
Business segment information
Operating expenses	(23)		(27)	(23)	(37)
Adjustments | Integrated Gas, Renewables and Power
Business segment information
Sales	(9)		(18)	(44)	(16)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3)		(953)	(148)	(953)
Operating income	(66)		(1,170)	(254)	(1,287)
Net income (loss) from equity affiliates and other items	(47)		(217)	(96)	(292)
Tax on net operating income	21		330	59	374
Net operating income	(92)		(1,057)	(291)	(1,205)
Net income - TotalEnergies share	(91)		(1,050)	(284)	(1,186)
Adjustments | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	(9)		(18)	(44)	(16)
Operating expenses	(54)		(199)	(62)	(318)
Adjustments | Refining & Chemicals
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(13)			(13)
Operating income	373		(48)	1,118	(1,637)
Net income (loss) from equity affiliates and other items	22		(63)	28	(271)
Tax on net operating income	(109)		1	(302)	426
Net operating income	286		(110)	844	(1,482)
Net income - TotalEnergies share	282		(107)	833	(1,475)
Adjustments | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating expenses	386		(48)	1,131	(1,637)
Adjustments | Marketing & Services
Business segment information
Operating income	71		5	213	(341)
Net income (loss) from equity affiliates and other items	(8)		(5)	(43)	(5)
Tax on net operating income	(20)			(60)	100
Net operating income	43			110	(246)
Net income - TotalEnergies share	41		(1)	100	(215)
Adjustments | Marketing & Services | Business segments and Corporate
Business segment information
Operating expenses	71		5	213	(341)
Adjustments | Corporate
Business segment information
Operating income			(36)		(91)
Net income (loss) from equity affiliates and other items	(22)			(62)
Tax on net operating income			12	2	12
Net operating income	(22)		(24)	(60)	(79)
Net income - TotalEnergies share	(22)		12	(60)	(142)
Adjustments | Corporate | Business segments and Corporate
Business segment information
Operating expenses			(36)		(91)
Adjustments - Inventory valuation effect
Business segment information
Operating income	463		(42)	1,346	(1,838)
Net income - TotalEnergies share	375		(94)	1,064	(1,508)
Adjustments - Inventory valuation effect | Refining & Chemicals
Business segment information
Operating income	394		(26)	1,140	(1,604)
Net operating income	331		(86)	937	(1,371)
Net income - TotalEnergies share	327		(83)	926	(1,364)
Adjustments - Inventory valuation effect | Marketing & Services
Business segment information
Operating income	69		(16)	206	(234)
Net operating income	50		(9)	148	(163)
Net income - TotalEnergies share	48		(11)	138	(144)
Adjusted
Business segment information
Sales	47,058		25,748	90,830	69,616
Excise taxes	(5,416)		(4,168)	(10,520)	(9,461)
Revenues from sales	41,642		21,580	80,310	60,155
Operating expenses	(33,939)		(18,155)	(65,263)	(51,188)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,105)		(3,302)	(6,285)	(6,937)
Operating income	4,598		123	8,762	2,030
Net income (loss) from equity affiliates and other items	870		407	1,593	1,461
Tax on net operating income	(1,572)		29	(3,080)	(662)
Net operating income	3,896		559	7,275	2,829
Net cost of net debt	(345)		(464)	(662)	(935)
Non-controlling interests	(88)		31	(147)	13
Net income - TotalEnergies share	3,463		126	6,466	1,907
Adjusted | Intercompany
Business segment information
Sales	(15,115)		(6,492)	(28,132)	(18,862)
Revenues from sales	(15,115)		(6,492)	(28,132)	(18,862)
Operating expenses	15,115		6,492	28,132	18,862
Adjusted | Exploration & Production
Business segment information
Sales	1,743		992	3,257	2,574
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,134)		(2,329)	(4,317)	(4,973)
Operating income	3,203		(618)	6,044	251
Net income (loss) from equity affiliates and other items	193		74	509	369
Tax on net operating income	(1,183)		335	(2,365)	(126)
Net operating income	2,213		(209)	4,188	494
Adjusted | Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	9,598		4,089	17,690	11,235
Operating expenses	(4,261)		(2,378)	(7,329)	(6,011)
Adjusted | Exploration & Production | Intercompany
Business segment information
Sales	(7,855)		(3,097)	(14,433)	(8,661)
Adjusted | Integrated Gas, Renewables and Power
Business segment information
Sales	5,095		3,331	10,632	8,419
Depreciation, depletion and impairment of tangible assets and mineral interests	(288)		(329)	(614)	(663)
Operating income	502		96	1,314	571
Net income (loss) from equity affiliates and other items	466		238	778	712
Tax on net operating income	(77)		(8)	(216)	(44)
Net operating income	891		326	1,876	1,239
Adjusted | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	5,839		3,632	12,187	9,314
Operating expenses	(5,049)		(3,207)	(10,259)	(8,080)
Adjusted | Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(744)		(301)	(1,555)	(895)
Adjusted | Refining & Chemicals
Business segment information
Sales	20,853		9,433	40,054	27,956
Excise taxes	(225)		(469)	(630)	(1,119)
Depreciation, depletion and impairment of tangible assets and mineral interests	(383)		(393)	(774)	(788)
Operating income	582		680	830	1,001
Net income (loss) from equity affiliates and other items	101		28	183	179
Tax on net operating income	(172)		(133)	(259)	(223)
Net operating income	511		575	754	957
Adjusted | Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	26,997		11,920	51,314	35,888
Operating expenses	(26,032)		(10,847)	(49,710)	(34,099)
Adjusted | Refining & Chemicals | Intercompany
Business segment information
Sales	(6,369)		(2,956)	(11,890)	(9,051)
Adjusted | Marketing & Services
Business segment information
Sales	19,367		11,986	36,880	30,661
Excise taxes	(5,191)		(3,699)	(9,890)	(8,342)
Depreciation, depletion and impairment of tangible assets and mineral interests	(271)		(229)	(526)	(473)
Operating income	508		229	927	653
Net income (loss) from equity affiliates and other items	65		27	66	37
Tax on net operating income	(156)		(127)	(292)	(259)
Net operating income	417		129	701	431
Adjusted | Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	14,284		8,394	27,176	22,515
Operating expenses	(13,505)		(7,936)	(25,723)	(21,389)
Adjusted | Marketing & Services | Intercompany
Business segment information
Sales	(108)		(107)	(186)	(196)
Adjusted | Corporate
Business segment information
Sales			6	7	6
Depreciation, depletion and impairment of tangible assets and mineral interests	(29)		(22)	(54)	(40)
Operating income	(197)		(264)	(353)	(446)
Net income (loss) from equity affiliates and other items	45		40	57	164
Tax on net operating income	16		(38)	52	(10)
Net operating income	(136)		(262)	(244)	(292)
Adjusted | Corporate | Business segments and Corporate
Business segment information
Revenues from sales	39		37	75	65
Operating expenses	(207)		(279)	(374)	(471)
Adjusted | Corporate | Intercompany
Business segment information
Sales	$ (39)		$ (31)	$ (68)	$ (59)